As filed with the Securities and Exchange Commission on March 1, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2017

Item 1. Reports to Stockholders.

Point Bridge GOP Stock Tracker ETF

Ticker: MAGA

Semi-Annual Report

December 31, 2017

POINT BRIDGE GOP STOCK TRACKER ETF

TABLE OF CONTENTS
December 31, 2017 (Unaudited)

Letter to Shareholders	3
Portfolio Allocation	5
Schedule of Investments	6
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	17
Expense Example	23
Approval of Advisory Agreement and Board Consideration	24
Information About Portfolio Holdings	28
Information About Proxy Voting	28
Information About the Trustees	28
Frequency Distribution of Premiums and Discounts	28

You should consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. Contact Point Bridge Capital at 817-529-4600 or visit www.invest-politically.com to obtain a prospectus or summary prospectus which contains this and other information about the fund. The prospectus or summary prospectus should be read carefully before investing.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Foreside Fund Services, LLC, distributor.

POINT BRIDGE GOP STOCK TRACKER ETF

LETTER TO SHAREHOLDERS
December 31, 2017 (Unaudited)

Dear Point Bridge GOP Stock Tracker ETF Shareholders,

Thank you for your investment in the Point Bridge Capital GOP Stock Tracker ETF (“ETF” or MAGA”). The information presented in this report relates to the operations of MAGA from its inception on September 6, 2017 through December 31, 2017 (the “Period”).

The ETF seeks to track the price and yield performance, before fees and expenses, of the Point Bridge GOP Stock Tracker Index, an equal-weight custom index derived from holdings in the S&P 500 Index and developed by Point Bridge Capital, LLC (the “Index Provider”). This index strategy represents a portfolio of holdings from the S&P 500 Index that are highly supportive of Republican candidates for federal office, including President, Vice President, Congress, and other Republican Party-affiliated groups as determined by a rules-based methodology. The methodology includes screening Federal Election Commission (FEC) electoral campaign contribution data from the two most recent election cycles. Companies that satisfy an initial screening are ranked on a proprietary screening process based primarily on the total net dollars and the net percentage of dollars given by a company’s employees and/or PAC(s) to Republican Candidates and Republican Committees versus Democratic Candidates and Committees.

For the Period, the ETF had a market return of 12.12% and 11.96% at NAV since its inception on 9/6/2017, versus a return of 9.11% for the S&P 500 Index and 12.25% for the Point Bridge GOP Stock Tracker Index. The sector that most positively contributed to the return during the Period was Financials, contributing 3.19%, followed by Industrials, contributing 3.18%. The sector that detracted the most to performance was Utilities, with a -.35% contribution, followed by Health Care, at -0.07%. The best performing security in the ETF during the Period was L Brands Inc. (LB), up 63.00%, followed by W.W. Grainger, up 45.00%. The securities that were the biggest detractors during the Period were SCANA Corp (SCG), returning -32.08%, followed by General Electric, returning -28.79%.

We appreciate your investment in the Point Bridge Capital GOP Stock Tracker ETF.

Sincerely,

Hal Lambert
Chief Executive Officer, Point Bridge Capital
 Adviser to the ETF

POINT BRIDGE GOP STOCK TRACKER ETF

LETTER TO SHAREHOLDERS
December 31, 2017 (Unaudited)

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Returns less than one year are not annualized. You cannot invest directly in an index. As stated in the prospectus, the total annual operating expenses are 0.72%. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Point Bridge GOP Stock Tracker Index
Using a rules-based methodolgy, the Index selects the top 150 Republican/GOP stocks from the S&P 500 based on the political contributions of the company PACs and employees during the previous two election cycles.

S&P 500® Index
The S&P 500 Index in an unmanaged index of 500 common stocks primarily traded on the New York Stock Exchange, weighted by market capitalization. Index performance includes the reinvestment of dividends and capital gains.

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

PORTFOLIO ALLOCATION (as a % of net assets)
As of December 31, 2017 (Unaudited)

Basic Materials	6.2%
Communications	0.7%
Consumer, Cyclical	12.0%
Consumer, Non-cyclical	14.8%
Energy	16.7%
Financial	22.9%
Industrial	18.7%
Technology	0.6%
Utilities	6.8%
Short-Term Investments	0.4%
Other Assets in Excess of Liabilities	0.2%
Total	100.0%

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.4%
Aerospace/Defense - 4.7%
General Dynamics Corporation	1,096	$222,981
Lockheed Martin Corporation	711	228,267
Northrop Grumman Corporation	735	225,579
Raytheon Company	1,199	225,232
The Boeing Company	787	232,094
TransDigm Group, Inc.	817	224,364
United Technologies Corporation	1,828	233,198
		1,591,715
Agriculture - 1.3%
Altria Group, Inc.	3,138	224,084
Philip Morris International, Inc.	2,104	222,288
		446,372
Airlines - 0.7%
American Airlines Group, Inc.	4,399	228,880

Auto Manufacturers - 0.6%
PACCAR, Inc.	3,119	221,699

Auto Parts & Equipment - 0.6%
The Goodyear Tire & Rubber Company	6,854	221,453

Banks - 10.5%
Bank of America Corporation	7,734	228,308
BB&T Corporation	4,506	224,038
Citigroup, Inc.	2,965	220,625
Comerica, Inc.	2,631	228,397
Fifth Third Bancorp	7,392	224,273
Huntington Bancshares, Inc.	15,116	220,089
JPMorgan Chase & Company	2,119	226,606
KeyCorp	11,286	227,638
Morgan Stanley	4,244	222,683
Regions Financial Corporation	13,156	227,336
SunTrust Banks, Inc.	3,448	222,706
The Goldman Sachs Group, Inc.	897	228,520
The PNC Financial Services Group. Inc.	1,561	225,237
U.S. Bancorp	4,055	217,267
Wells Fargo & Company	3,785	229,636
Zions Bancorporation	4,407	224,008
		3,597,367

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited) (Continued)

Security Description	Shares	Value
COMMON STOCKS - 99.4% (Continued)
Beverages - 1.3%
Dr Pepper Snapple Group, Inc.	2,346	$227,703
Molson Coors Brewing Company - Class B	2,800	229,796
		457,499
Biotechnology - 0.6%
Celgene Corporation (a)	2,115	220,721

Building Materials - 1.3%
Johnson Controls International PLC	6,000	228,660
Masco Corporation	5,255	230,905
		459,565
Chemicals - 4.1%
CF Industries Holdings, Inc.	5,723	243,456
DowDuPont, Inc.	3,173	225,981
Eastman Chemical Company	2,435	225,578
FMC Corporation	2,527	239,206
PPG Industries, Inc.	1,936	226,164
The Sherwin-Williams Company	549	225,112
		1,385,497
Commercial Services - 2.0%
Cintas Corporation	1,410	219,720
Ecolab, Inc.	1,645	220,726
Equifax, Inc.	1,912	225,463
		665,909
Distribution/Wholesale - 1.4%
LKQ Corporation (a)	5,581	226,979
W.W. Grainger, Inc.	1,004	237,195
		464,174
Diversified Financial Services - 4.5%
Affiliated Managers Group, Inc.	1,120	229,880
CME Group, Inc.	1,471	214,839
Franklin Resources, Inc.	5,025	217,733
Intercontinental Exchange, Inc.	3,165	223,322
Invesco Ltd.	5,959	217,742
Raymond James Financial, Inc.	2,509	224,054
The Charles Schwab Corporation	4,372	224,590
		1,552,160

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited) (Continued)

Security Description	Shares	Value
COMMON STOCKS - 99.4% (Continued)
Electric - 6.2%
American Electric Power Comapny, Inc.	2,933	$215,781
Dominion Energy, Inc.	2,676	216,917
Duke Energy Corporation	2,553	214,733
Exelon Corporation	5,468	215,494
FirstEnergy Corporation	6,681	204,572
NextEra Energy, Inc.	1,411	220,384
Pinnacle West Capital Corporation	2,413	205,539
PPL Corporation	6,505	201,330
SCANA Corporation	4,900	194,922
The Southern Company	4,382	210,730
		2,100,402
Electrical Components & Equipment - 0.7%
Emerson Electric Company	3,373	235,064

Electronics - 1.3%
Honeywell International, Inc.	1,461	224,059
Waters Corporation (a)	1,127	217,725
		441,784
Engineering & Construction - 0.7%
Fluor Corporation	4,460	230,359

Food - 2.0%
Campbell Soup Company	4,540	218,420
Conagra Brands, Inc.	6,027	227,037
The J.M. Smucker Company	1,892	235,062
		680,519
Forest Products & Paper - 0.7%
International Paper Company	3,924	227,357

Gas - 0.6%
NiSource, Inc.	8,073	207,234

Hand/Machine Tools - 0.7%
Stanley Black & Decker, Inc.	1,339	227,215

Healthcare-Products - 3.5%
Abbott Laboratories	4,222	240,950
Becton Dickinson and Company	340	72,706

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited) (Continued)

Security Description	Shares	Value
COMMON STOCKS - 99.4% (Continued)
Healthcare-Products - 3.5% (Continued)
Boston Scientific Corporation (a)	8,709	$215,896
ResMed, Inc.	2,599	220,109
The Cooper Companies, Inc.	990	215,701
Zimmer Biomet Holdings, Inc.	1,979	238,806
		1,204,168
Healthcare-Services - 0.7%
Aetna, Inc.	1,229	221,699

Home Builders - 0.6%
PulteGroup, Inc.	6,589	219,084

Home Furnishings - 1.3%
Leggett & Platt, Inc.	4,847	231,347
Whirlpool Corporation	1,321	222,774
		454,121
Insurance - 4.5%
Aflac, Inc.	2,546	223,488
Arthur J. Gallagher & Company	3,417	216,228
Berkshire Hathaway, Inc. - Class B (a)	1,143	226,565
Brighthouse Financial, Inc. (a)	3,729	218,668
Cincinnati Financial Corporation	2,930	219,662
MetLife, Inc.	4,176	211,139
The Travelers Companies, Inc.	1,679	227,740
		1,543,490
Iron/Steel - 0.7%
Nucor Corporation	3,731	237,217

Leisure Time - 0.7%
Harley-Davidson, Inc.	4,385	223,109

Lodging - 0.7%
Wynn Resorts Ltd.	1,407	237,206

Machinery-Construction & Mining - 0.7%
Caterpillar, Inc.	1,563	246,298

Machinery-Diversified - 0.7%
Deere & Company	1,484	232,261

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited) (Continued)

Security Description	Shares	Value
COMMON STOCKS - 99.4% (Continued)
Mining - 0.8%
Freeport-McMoRan, Inc. (a)	14,999	$284,381

Miscellaneous Manufacturing - 4.0%
3M Company	943	221,954
Eaton Corporation PLC	2,905	229,524
General Electric Company	12,273	214,164
Illinois Tool Works, Inc.	1,350	225,247
Parker-Hannifin Corporation	1,166	232,710
Textron, Inc.	4,093	231,623
		1,355,222
Oil & Gas - 12.5%
Anadarko Petroleum Corporation	4,684	251,250
Apache Corporation	5,377	227,017
Chesapeake Energy Corporation (a)	60,997	241,548
Chevron Corporation	1,872	234,356
Concho Resources, Inc. (a)	1,604	240,953
ConocoPhillips	4,353	238,936
Devon Energy Corporation	5,900	244,260
EOG Resources, Inc.	2,236	241,287
EQT Corporation	3,856	219,483
Exxon Mobil Corporation	2,727	228,086
Helmerich & Payne, Inc.	3,873	250,351
Hess Corporation	4,934	234,217
Marathon Oil Corporation	14,829	251,055
Marathon Petroleum Corporation	3,469	228,885
Newfield Exploration Company (a)	7,637	240,794
Occidental Petroleum Corporation	3,259	240,058
Phillips 66	2,253	227,891
Valero Energy Corporation	2,567	235,933
		4,276,360
Oil & Gas Services - 2.2%
Baker Hughes, a GE Company - Class A	7,417	234,674
Halliburton Company	5,103	249,384
TechnipFMC PLC	8,237	257,900
		741,958
Packaging & Containers - 0.6%
WestRock Company	3,485	220,287

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited) (Continued)

Security Description	Shares	Value
COMMON STOCKS - 99.4% (Continued)
Pharmaceuticals - 3.4%
Allergan PLC	1,337	$218,706
AmerisourceBergen Corporation	2,589	237,722
Cardinal Health, Inc.	3,810	233,439
McKesson Corporation	1,471	229,402
Perrigo Company PLC	2,622	228,534
		1,147,803
Pipelines - 2.0%
Kinder Morgan, Inc.	12,617	227,989
ONEOK, Inc.	4,234	226,307
The Williams Companies, Inc.	7,860	239,652
		693,948
Real Estate - 3.3%
Duke Realty Corporation (b)	8,042	218,823
Extra Space Storage, Inc. (b)	2,602	227,545
Mid-America Apartment Communities, Inc. (b)	2,176	218,818
Regency Centers Corporation (b)	3,338	230,923
The Macerich Company (b)	3,418	224,494
		1,120,603
Retail - 5.3%
AutoZone, Inc. (a)	313	222,659
Dollar Tree, Inc. (a)	2,070	222,132
L Brands, Inc.	3,924	236,303
Lowe’s Companies, Inc.	2,622	243,689
O’Reilly Automotive, Inc. (a)	895	215,283
The Home Depot, Inc.	1,223	231,795
Wal-Mart Stores, Inc.	2,329	229,989
Yum! Brands, Inc.	2,695	219,939
		1,821,789
Software - 0.7%
Fidelity National Information Services, Inc.	2,363	222,335

Telecommunications - 0.7%
AT&T, Inc.	6,110	237,557

Transportation - 3.3%
CSX Corporation	3,976	218,720
FedEx Corporation	933	232,821
Norfolk Southern Corporation	1,594	230,970

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited) (Continued)

Security Description	Shares	Value
COMMON STOCKS - 99.4% (Continued)
Transportation - 3.3% (Continued)
Union Pacific Corporation	1,740	$233,334
United Parcel Service, Inc. - Class B	1,888	224,955
		1,140,800
TOTAL COMMON STOCKS (Cost $31,598,732)		33,944,641

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Morgan Stanley Institutional Liquidity Funds Government
Portfolio - Institutional Class, 1.20% (c)	133,670	133,670
TOTAL SHORT-TERM INVESTMENTS (Cost $133,670)		133,670

TOTAL INVESTMENTS - 99.8% (Cost $31,732,402)		34,078,311
Other Assets in Excess of Liabilities - 0.2%		61,873
NET ASSETS - 100.0%		$34,140,184

PLC - Public Liability Company
(a) Non-income producing security.
(b) Real Estate Investment Trust (“REIT”).
(c) Annualized seven-day yield as of December 31, 2017.

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

STATEMENT OF ASSETS & LIABILITIES
December 31, 2017 (Unaudited)

ASSETS
Investments in Securities, at Value*	$34,078,311
Cash	101
Receivable for Investment Securities Sold	183,361
Interest and Dividends Receivable	46,435
Total Assets	$34,308,208

LIABILITIES
Payable for Distributions to Shareholders	147,731
Management Fees Payable	20,293
Total Liabilities	168,024
NET ASSETS	$34,140,184

NET ASSETS CONSIST OF:
Paid-in Capital	$31,409,788
Undistributed Net Investment Loss	(545)
Accumulated Net Realized Gain on:
Investments in Securities	385,032
Net Unrealized Appreciation on:
Investments in Securities	2,345,909
Net Assets	$34,140,184

* Identified Cost:
Investments in Securities	$31,732,402

Net Asset Value (unlimited shares authorized):
Net Assets	$34,140,184
Shares Outstanding (No Par Value)	1,225,000
Net Asset Value, Offering and Redemption Price per Share	$27.87

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

STATEMENT OF OPERATIONS
Period Ended December 31, 2017(a) (Unaudited)

INVESTMENT INCOME:
Dividends	$201,892
Interest	183
Total Investment Income	202,075

EXPENSES:
Management Fees	63,354
Total Expenses	63,354
Net Investment Income	138,721

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on:
Investments in Securities	393,497
Net Change in Unrealized Appreciation of:
Investments in Securities	2,345,909
Net Realized and Unrealized Gain on Investments	2,739,406
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,878,127

(a) The Fund commenced operations on September 6, 2017.

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
December 31, 2017(a)
(Unaudited)
OPERATIONS
Net Investment Income	$138,721
Net Realized Gain on Investments	393,497
Change in Unrealized Depreciation of Investments	2,345,909
Net Increase in Net Assets Resulting from Operations	2,878,127

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(139,266)
From Net Realized Gains	(8,465)
Total Distributions to Shareholders	(147,731)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	33,479,788
Payments for Shares Redeemed	(2,070,000)
Net Increase in Net Assets Derived from
Capital Share Transactions (b)	31,409,788
Net Increase in Net Assets	$34,140,184

NET ASSETS
Beginning of period	$—
End of Period	$34,140,184
Undistributed Net Investment Loss	$(545)

(a) The Fund commenced operations on September 6, 2017.
(b) Summary of capital share transactions is as follows:
Shares
Shares Sold	1,300,000
Shares Redeemed	(75,000)
Net Increase	1,225,000

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

Period Ended
December 31, 2017(a)
(Unaudited)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from Investment Operations:
Net Investment Income (b)	0.13
Net Realized and Unrealized Gain on Investments	2.86
Total from Investment Operations	2.99

Less Distributions:
From Net Investment Income	(0.11)
From Net Realized Gains	(0.01)
Total Distributions	(0.12)
Net Asset Value, End of Period	$27.87
Total Return	11.96%(c)

Supplemental Data:
Net Assets at End of Period (000’s)	$34,140

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.72%(d)
Net Investment Income to Average Net Assets	1.58%(d)
Portfolio Turnover Rate (e)	6%(c)

(a)	The Fund commenced operations on September 6, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2017 (Unaudited)

NOTE 1. ORGANIZATION
Point Bridge GOP Stock Tracker ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the Point Bridge GOP Stock Tracker Index (the “Index”). The Fund commenced operations on September 6, 2017.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and REITs that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® (“Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017 (Unaudited)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$33,944,641	$—	$—	$33,944,641
Short-Term Investments	133,670	—	—	133,670
Total Investments in Securities	$34,078,311	$—	$—	$34,078,311
^ See Schedule of Investments for breakout of investments by industry.

For the period ended December 31, 2017, there were no transfers into or out of Levels 1, 2, or 3. It is the Fund’s policy to record transfers into or out of Levels at the end of the period.

B. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from a Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

C. Federal Income Taxes. The Fund’s policy is to comply with the provisions of Sub-chapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns. The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017 (Unaudited)

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains are declared and paid by the Fund at least on an annual basis. Distributions are recorded on the ex-dividend date.

E. Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G. Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to December 31, 2017, that materially impacted the amounts or disclosures in the Fund’s Financial Statements.

NOTE 3. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Point Bridge Capital, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, in exchange for a unified management fee from the Fund, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. For services provided to the Fund, the Fund pays the Adviser 0.72% at an annual rate based on the Fund’s average daily net assets.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017 (Unaudited)

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s custodian.

Foreside Fund Services, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4. PURCHASES AND SALES OF SECURITIES

During the period ended December 31, 2017, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $1,993,122 and $1,811,315, respectively.

During the period ended December 31, 2017, in-kind transactions associated with creations and redemptions were $33,233,381 and $2,059,174, respectively.

During the period ended December 31, 2017, there were no purchases or sales of U.S. Government securities.

NOTE 5. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.”

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2017 (Unaudited)

Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

POINT BRIDGE GOP STOCK TRACKER ETF

EXPENSE EXAMPLE
December 31, 2017 (Unaudited)

As a shareholder of Point Bridge GOP Stock Tracker ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXAMPLE
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During the	Expense
	September 6, 2017 (a)	December 31, 2017	Period	Ratio
Actual	$1,000.00	$1,119.60	$2.43 (b)	0.72%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.58	$3.67 (c)	0.72%

(a)	Fund commencement.
(b)
The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 116/365, (to reflect the period).

(c)
The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 184/365, (to reflect the one-half year period).

POINT BRIDGE GOP STOCK TRACKER ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATION
December 31, 2017 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 13, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

● the Advisory Agreement (the “Advisory Agreement”) between Point Bridge Capital, LLC (the “Adviser”) and the Trust, on behalf of the Point Bridge GOP Stock Tracker ETF (the “Fund”), and
● the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits to be realized by each firm and its affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser, the Sub-Adviser and their affiliates resulting from services to be rendered to the Fund.

Prior to the Meeting, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate each firm’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including key personnel and compliance programs. The Board then discussed the written materials and oral presentations that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s chief compliance officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board considered that it had discussed with the Adviser the various resources expected to be used to implement the firm’s investment strategy, including the Adviser’s personnel and marketing plans. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel, the other products the firm manages, and the ownership structure of the firm.

POINT BRIDGE GOP STOCK TRACKER ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATION
December 31, 2017 (Unaudited)

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objectives as a passively-managed fund.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that performance of the Fund, thus, was not a relevant factor in their deliberations. The Board also considered that, because the Fund is designed to track the performance of an index and the trading for the Fund would be handled by a sub-adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s oversight of the sub-adviser’s services, including whether a Fund’s performance exhibited significant tracking error.

Cost of Services to be Provided and Economies of Scale. The Board reviewed the estimated expense ratio for the Fund and compared it to a group of other niche, thematic index-based exchange-traded funds (“ETFs”), as identified by management (“Selected Peer Group”). The Board noted that management had been unable to identify any truly comparable peer funds given the unique nature of the Fund’s underlying index. The Board noted that the expense ratio for the Fund was higher than the median for the Selected Peer Group. The Board determined that the Fund’s expense ratio was reasonable given the complexities of the index and the data needed to compile it.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund. The Board determined that such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

POINT BRIDGE GOP STOCK TRACKER ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATION
December 31, 2017 (Unaudited)

Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that VIA would provide investment management services to the Fund, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities that VIA would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Board also considered VIA’s resources and capacity with respect to portfolio management, compliance, and operations given the number of new funds for which it would be sub-advising.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Fund. The Board also considered that, because the investment objective of the Fund is to track the performance of an index, the Board in the future would focus on the extent to which the Fund achieved its investment objective as a passively- managed fund.

POINT BRIDGE GOP STOCK TRACKER ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATION
December 31, 2017 (Unaudited)

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fees to be paid by the Adviser to VIA for its services to the Fund. The Board considered that the fees to be paid to VIA would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and VIA based on the nature and expected size of the Fund. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by the firm and noted that the fees were generally in line with those charged by VIA in connection with other similar series of the Trust and other funds managed by VIA. The Board also evaluated the compensation and benefits expected to be received by VIA from its relationship with the Fund, taking into account an analysis of VIA’s profitability with respect to the Fund.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

POINT BRIDGE GOP STOCK TRACKER ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.investpolitically.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.investpolitically.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE TRUSTEES
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.investpolitically.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

The Fund is new and therefore does not have any information regarding how often shares traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund.

POINT BRIDGE GOP STOCK TRACKER ETF

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POINT BRIDGE GOP STOCK TRACKER ETF

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POINT BRIDGE GOP STOCK TRACKER ETF

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Advisor
Point Bridge Capital, LLC
300 Throckmorton Street, Suite 1550
Fort Worth, Texas 76102

Sub-Advisor
Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Portland, ME 04101

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

Point Bridge GOP Stock Tracker ETF
Symbol – MAGA
CUSIP – 26922A628

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/principal executive officer and Treasurer/principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*       /s/ Paul R. Fearday
    Paul R. Fearday, President (principal executive officer)

Date          2/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Paul R. Fearday
    Paul R. Fearday, President (principal executive officer)

Date          2/27/18

By (Signature and Title)*        /s/ Kristen M. Weitzel
    Kristen M. Weitzel, Treasurer (principal financial officer)

Date          2/27/18

* Print the name and title of each signing officer under his or her signature.